Vessels, net (Details) $ in Thousands	10 Months Ended	12 Months Ended
	Oct. 29, 2020 USD ($)	Dec. 31, 2020 USD ($)	Dec. 31, 2019 USD ($)	Dec. 31, 2018 USD ($)
Disclosure of detailed information about property, plant and equipment [line items]
Vessel acquisition		$ 18,474	$ 0	$ 0
Additions/ Dry Docking Component		$ 22,311	676	$ 2,174
Expected rate of inflation		1.00%
Weighted Average Cost Of Capital rate		4.06%
Time Period Considered		The Company used the historical ten-year blended average one-year time charter rates.
Impairment loss		$ 4,615	$ 29,902
Supramax
Disclosure of detailed information about property, plant and equipment [line items]
Vessel capacity		50,000
Expected fleet utilisation rate		87.00%
Panamax
Disclosure of detailed information about property, plant and equipment [line items]
Vessel capacity		70,000
Expected fleet utilisation rate		90.00%
Galaxy Globe
Disclosure of detailed information about property, plant and equipment [line items]
Vessel acquisition	$ 18,400
Additions/ Dry Docking Component	$ 500
Vessel capacity	81,167
Six dry bulk carriers
Disclosure of detailed information about property, plant and equipment [line items]
Vessel capacity		381,738